Parent Entity Financial Information - Summary of Information Extracted from Books and Records of Parent (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jul. 01, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current assets
Cash and cash equivalents	$ 99,039,172	$ 142,737,362		$ 102,601,252	$ 26,690,276	$ 4,255,648
Trade and other receivables	2,847,229	2,452,445		1,633,701	739,585
Prepayments	1,958,269	5,070,924		1,905,573	104,838
Total current assets	116,148,207	162,223,451		108,227,852	28,474,854
Non-current assets
Exploration and evaluation assets	2,212,013	2,218,238		2,347,046	2,055,318
Investment securities at fair value through profit or loss	16,490,271	16,666,619
Other assets	168,574	168,712		17,757	16,911
Total non-current assets	161,276,351	140,755,820		44,081,791	23,283,693
Total assets	277,424,558	302,979,271		152,309,643	51,758,547
Current liabilities
Payables	4,108,380	2,651,984		1,369,284
Total current liabilities	8,465,141	7,890,475		4,019,887	3,987,232
Non-current liabilities
Total liabilities	51,368,289	51,845,793		13,859,809	7,230,749
Net assets	226,056,269	251,133,478		138,449,834	44,527,798
Equity [abstract]
Contributed equity	338,108,198	338,011,842	$ 175,775,600	167,744,960	71,752,704
Reserves	26,547,649	23,857,200		29,580,131	18,203,758
Accumulated losses	(138,599,578)	(110,735,564)		(58,875,257)	(45,428,664)
Total equity	226,056,269	251,133,478		138,449,834	$ 44,527,798	$ 11,089,244
Parent
Current assets
Cash and cash equivalents	84,366,622	125,042,325		101,654,677
Trade and other receivables	36,298	22,033		99,729
Prepayments	901,634	3,647,030		1,848,844
Total current assets	85,304,554	128,711,388		103,603,250
Non-current assets
Amounts due from related parties	124,178,058	105,367,648		31,641,488
Exploration and evaluation assets	2,364,946	2,371,171		2,499,979
Investment securities at fair value through profit or loss	16,490,271	16,666,619
Investments				2,641,517
Other assets	7,468	7,548		6,344
Total non-current assets	143,040,743	124,412,986		36,789,328
Total assets	228,345,297	253,124,374		140,392,578
Current liabilities
Payables	2,289,028	1,990,896		1,942,742
Total current liabilities	2,289,028	1,990,896		1,942,742
Non-current liabilities
Total liabilities	2,289,028	1,990,896		1,942,742
Net assets	226,056,269	251,133,478		138,449,836
Equity [abstract]
Contributed equity	338,108,198	338,011,842		167,744,960
Reserves	20,318,892	18,294,596		30,737,189
Accumulated losses	(132,370,821)	(105,172,960)		(60,032,313)
Total equity	$ 226,056,269	$ 251,133,478		$ 138,449,836